UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2016

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2016

Semiannual Report
to Shareholders

Deutsche Strategic High Yield Tax-Free Fund

Contents

3 Letter to Shareholders

5 Performance Summary

9 Portfolio Management Team

9 Portfolio Summary

12 Investment Portfolio

38 Statement of Assets and Liabilities

40 Statement of Operations

41 Statement of Cash Flows

42 Statements of Changes in Net Assets

43 Financial Highlights

47 Notes to Financial Statements

58 Information About Your Fund's Expenses

60 Advisory Agreement Board Considerations and Fee Evaluation

65 Account Management Resources

67 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the fund's gains or losses. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Today’s low-return investment environment — punctuated by periods of short-term volatility and plenty of opinions in the financial media — can be a challenge for those of us just trying to keep our portfolios moving forward.

Let’s face it: a report about the obstacles to economic growth grabs more attention than an article about the slow, steady improvement of the economy. The fact is, we continue to see the U.S. economy remaining on a moderate expansionary path. Although net exports are still challenged by modest global growth, most metrics suggest the labor market here at home continues to heal, which, along with low interest rates, is supporting the consumer.

Is action necessary? Numerous studies have found that acting impulsively on negative financial news can actually reduce your overall investment returns over time. That’s because there is a good chance you’ll miss the gains to be achieved if the market or a specific security recovers from a brief setback. So, assuming you have built your portfolio based on long-term needs and an honest assessment of your risk tolerance, short-term fluctuations should not cause an extreme level of worry.

As a global asset manager with decades of experience in helping investors through multiple market cycles, we want you to know and trust that our global intelligence, expertise and resources are here to support you. As always, we appreciate the opportunity to help you meet your goals.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary November 30, 2016 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/16
Unadjusted for Sales Charge	–3.13%	0.98%	4.50%	3.99%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–5.80%	–1.80%	3.92%	3.70%
Bloomberg Barclays Municipal Bond Index†	–3.52%	–0.22%	3.43%	4.09%
Average Annual Total Returns as of 9/30/16 (most recent calendar quarter end)
Unadjusted for Sales Charge		7.18%	5.60%	4.65%
Adjusted for the Maximum Sales Charge (max 2.75% load)		4.23%	5.01%	4.36%
Bloomberg Barclays Municipal Bond Index†		5.58%	4.48%	4.75%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/16
Unadjusted for Sales Charge	–3.42%	0.30%	3.73%	3.22%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–4.37%	0.30%	3.73%	3.22%
Bloomberg Barclays Municipal Bond Index†	–3.52%	–0.22%	3.43%	4.09%
Average Annual Total Returns as of 9/30/16 (most recent calendar quarter end)
Unadjusted for Sales Charge		6.29%	4.80%	3.86%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		6.29%	4.80%	3.86%
Bloomberg Barclays Municipal Bond Index†		5.58%	4.48%	4.75%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/16
No Sales Charges	–3.00%	1.23%	4.77%	4.25%
Bloomberg Barclays Municipal Bond Index†	–3.52%	–0.22%	3.43%	4.09%
Average Annual Total Returns as of 9/30/16 (most recent calendar quarter end)
No Sales Charges		7.44%	5.86%	4.90%
Bloomberg Barclays Municipal Bond Index†		5.58%	4.48%	4.75%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/16
No Sales Charges	–2.99%	1.24%	4.75%	4.26%
Bloomberg Barclays Municipal Bond Index†	–3.52%	–0.22%	3.43%	4.09%
Average Annual Total Returns as of 9/30/16 (most recent calendar quarter end)
No Sales Charges		7.44%	5.86%	4.92%
Bloomberg Barclays Municipal Bond Index†		5.58%	4.48%	4.75%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2016 are 0.97%, 1.73%, 0.78% and 0.75% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund's distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Strategic High Yield Tax-Free Fund — Class A ■ Bloomberg Barclays Municipal Bond Index†

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Bloomberg Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/16	$ 11.96	$ 11.97	$ 11.97	$ 11.97
5/31/16	$ 12.59	$ 12.59	$ 12.60	$ 12.60
Distribution Information as of 11/30/16
Income Dividends, Six Months	$ .25	$ .20	$ .26	$ .26
November Income Dividend	$ .0398	$ .0322	$ .0424	$ .0424
SEC 30-day Yield‡‡	2.33%	1.64%	2.66%	2.66%
Tax Equivalent Yield‡‡	4.12%	2.90%	4.70%	4.70%
Current Annualized Distribution Rate‡‡	3.99%	3.23%	4.25%	4.25%

‡‡ The SEC yield is net investment income per share earned over the month ended November 30, 2016 shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.28%, 1.57%, 2.51% and 2.59% for Classes A, C, S and Institutional shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income rate of 43.4%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2016. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.94%, 3.16%, 4.10% and 4.18% for Classes A, C, S and Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

Rebecca L. Flinn, Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1998.

— Joined Deutsche Asset Management in 1986.

— BA, University of Redlands, California.

A. Gene Caponi, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2009.

— Joined Deutsche Asset Management in 1998.

— BS, State University of New York, Oswego; MBA, State University of New York at Albany.

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset Management in 1986.

— Co-Head of Municipal Bonds.

— BA, Duke University.

Carol L. Flynn, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset Management in 1994.

— Co-Head of Municipal Bonds.

— BS from Duke University; MBA from University of Connecticut.

Portfolio Summary (Unaudited)

Investment Portfolio as of November 30, 2016 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 95.7%
Arizona 0.7%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025, GTY: Citigroup, Inc.	4,000,000	4,546,520
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,374,129
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,631,552
Series A, 6.25%, 12/1/2046	1,400,000	1,486,142
		12,038,343
California 9.8%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.75%, 6/1/2047	10,000,000	9,150,400
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	8,750,000	11,536,612
California, Metropolitan Water District of Southern California, Series D, 0.51%**, 7/1/2035	1,000,000	1,000,000
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	5,259,150
California, State General Obligation:
5.0%, 8/1/2034	5,185,000	5,441,657
5.5%, 3/1/2040	5,130,000	5,670,651
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	3,840,000	3,953,626
Prerefunded, 5.0%, 11/1/2032	6,160,000	6,395,127
5.75%, 4/1/2031	23,360,000	25,586,442
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series C, 0.55%**, 11/1/2038, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	470,000	470,000
California, State Public Works Board, Lease Revenue, Series B, 5.0%, 10/1/2039	5,500,000	6,104,670
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	11,464,579
Series I-1, Prerefunded, 6.375%, 11/1/2034	5,000,000	5,706,450
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	1,305,000	1,322,865
Series A, 144A, 5.25%, 12/1/2056	5,515,000	5,589,122
Series A, 5.5%, 12/1/2054	1,305,000	1,341,540
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	523,465
Series A, 6.0%, 10/1/2042	1,000,000	1,056,210
Series A, 6.0%, 10/1/2047	1,000,000	1,054,520
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co., Inc.	620,000	689,719
Los Angeles, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2042	1,875,000	2,018,363
Rancho, CA, Water District Community Facilities District No. 89-5, Special Tax, 0.5%**, 9/1/2028, LOC: Wells Fargo Bank NA	1,215,000	1,215,000
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,157,173
San Bernardino County, CA, Multi-Family Housing Mortgage Revenue, Mortgage Mountain View Apartments LLC, Series A, 0.5%**, 2/15/2027, LIQ: Fannie Mae, LOC: Fannie Mae	200,000	200,000
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,780,335
San Diego, CA, Community College District, Election of 2006, Prerefunded, 5.0%, 8/1/2036	2,050,000	2,341,817
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2044	11,000,000	11,685,300
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, Prerefunded, 5.125%, 11/1/2039	10,400,000	11,505,312
San Francisco, CA, City & County Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 0.73%**, 12/1/2033, LOC: Citibank NA	900,000	900,000
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, Prerefunded, 7.0%, 8/1/2041	1,400,000	1,694,966
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,718,246
University of California, State Revenues, Series K, 4.0%, 5/15/2037	10,000,000	10,173,400
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,453,987
		164,160,704
Colorado 1.8%
Colorado, E-470 Public Highway Authority Revenue, Series C, 5.375%, 9/1/2026	2,000,000	2,165,700
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	1,004,160
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,084,880
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	1,765,000	1,858,439
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	7,528,968
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,223,100
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,745,960
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	4,835,000	5,030,527
Series A, 5.0%, 12/1/2035	2,500,000	2,638,100
Colorado, State Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, 5.0%, 1/1/2037	1,000,000	1,005,250
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	1,060,000	1,109,269
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,365,103
		30,759,456
Connecticut 1.8%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	22,551,000
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031* (PIK)	16,835,270	655,734
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,712,570
Connecticut, State Health & Educational Facility Authority Revenue, Church Home of Hartford, Inc. Project:
Series A, 144A, 5.0%, 9/1/2046	1,000,000	931,240
Series A, 144A, 5.0%, 9/1/2053	1,500,000	1,366,755
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,115,000	1,152,174
		29,369,473
District of Columbia 1.7%
District of Columbia, Center for Internships & Academic Revenue, 0.55%**, 7/1/2036, LOC: Branch Banking & Trust	1,500,000	1,500,000
District of Columbia, General Obligation, Series A, 4.0%, 6/1/2036	7,245,000	7,359,688
District of Columbia, Metropolitan Airport Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital Important Project, Series A, 5.0%, 10/1/2053	7,000,000	7,247,660
District of Columbia, Metropolitan Airport Authority Systems Revenue, Series A, AMT, 4.0%, 10/1/2035	11,530,000	11,319,808
		27,427,156
Florida 7.2%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	4,000,000	4,563,240
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	5,780,000	5,787,456
Florida, Central Expressway Authority Revenue, Senior Lien:
Series B, 4.0%, 7/1/2035	6,665,000	6,630,209
Series B, 4.0%, 7/1/2036	4,925,000	4,872,056
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	890,000	967,119
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	7,630,000	6,419,729
Florida, State Higher Educational Facilities Financial Authority Revenue, Nova Southeastern University Project, 5.0%, 4/1/2035	1,500,000	1,588,245
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,113,945
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,370,000	1,513,316
7.0%, 5/1/2041	1,605,000	1,873,821
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,563,360
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,929,148
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,244,592
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,089,920
5.0%, 11/15/2044	2,500,000	2,656,650
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	7,770,000	8,204,032
Series A, AMT, Prerefunded, 5.25%, 10/1/2033, INS: AGC	2,230,000	2,392,009
Series A-1, 5.5%, 10/1/2041	5,000,000	5,515,850
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,443,150
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	2,500,000	2,725,275
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	4,003,758
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc., Series A, 5.0%, 10/1/2034	2,500,000	2,750,650
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	5,535,000	6,201,193
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc. Obligated Group:
5.0%, 11/15/2032	7,500,000	8,181,750
Prerefunded, 5.5%, 11/15/2033	9,000,000	10,302,840
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	8,207,120
Series A, 144A, 5.75%, 10/1/2022	9,500,000	9,765,525
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,120,000	1,143,598
		120,649,556
Georgia 2.9%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,379,880
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	4,915,000	5,376,813
DeKalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	8,194,575
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	924,083
Fulton County, GA, Residential Care Facilities for Elderly Authority, Retirement Facilities Revenue, Lenbrook Square Foundation, Inc., 5.0%, 7/1/2042	4,500,000	4,731,435
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	500,000	557,025
Series A, 5.5%, 8/15/2054	1,820,000	2,071,961
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Obligated Group, Series A, 5.625%, 8/1/2034	550,000	576,895
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	10,000,000	10,608,200
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	2,440,000	2,782,649
Richmond County, GA, Hospital Authority Revenue, Anticipation Certificates, University Health Services, Inc. Project:
4.0%, 1/1/2035	5,000,000	5,047,500
4.0%, 1/1/2036	3,000,000	3,021,330
		48,272,346
Guam 1.0%
Government of Guam, General Obligation, Series A, Prerefunded, 7.0%, 11/15/2039	10,155,000	11,768,427
Guam, International Airport Authority, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,856,378
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	3,230,250
		16,855,055
Hawaii 1.0%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,341,020
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	11,599,356
6.5%, 7/1/2039, GTY: Sisters of Charity Health System	2,500,000	2,695,575
		16,635,951
Illinois 6.1%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	175,620
Chicago, IL, O'Hare International Airport Revenue, Senoir Lien, Series B, 5.0%, 1/1/2041 (a)	2,125,000	2,283,610
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	9,955,000	11,134,269
Series B, 6.0%, 1/1/2041	12,095,000	13,749,475
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	1,943,357
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	5,500,000	5,672,095
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	4,934,200
7.25%, 2/15/2045	4,000,000	4,188,520
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, Prerefunded, 5.75%, 11/1/2028, INS: NATL	1,250,000	1,357,750
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	8,889,869
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series A, 7.75%, 5/15/2030	1,675,000	1,877,843
Series A, 8.0%, 5/15/2040	1,000,000	1,122,240
Series A, 8.0%, 5/15/2046	3,500,000	3,895,885
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,226,286
Series A, 5.875%, 2/15/2038	500,000	500,310
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Series A, Zero Coupon, 12/15/2034, INS: NATL	4,925,000	2,025,800
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	20,075,000	6,791,573
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	7,292,861
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.57%**, 2/1/2029, LOC: JPMorgan Chase Bank NA	1,390,000	1,390,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,563,104
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055	900,000	111,852
Illinois, State Finance Authority Revenue, Presence Health Network:
Series C, 5.0%, 2/15/2036	1,000,000	1,024,850
Series C, 5.0%, 2/15/2041	1,000,000	1,016,730
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,633,305
Illinois, State General Obligation:
5.0%, 2/1/2029	2,275,000	2,310,809
5.0%, 11/1/2041	6,000,000	5,865,960
Northern Illinois, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2041	1,420,000	1,519,187
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	1,935,000	2,098,062
		101,595,422
Indiana 1.2%
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Inc., 5.0%, 9/1/2036 (a)	1,550,000	1,663,677
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,583,532
Indiana, State Health & Educational Financing Authority, Hospital Revenue, Community Foundation of Northwest State:
5.5%, 3/1/2037	850,000	860,030
Prerefunded, 5.5%, 3/1/2037	900,000	910,728
North Manchester, IN, Economic Development Revenue, Peabody Retirement Community Project, Series B, 1.0%, 12/1/2045*	1,085,426	178,607
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	6,220,000	7,441,795
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, Prerefunded, 5.5%, 9/1/2027	1,000,000	1,033,750
Prerefunded, 8.0%, 9/1/2041	4,000,000	5,079,960
		19,752,079
Iowa 0.5%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
Prerefunded, 6.0%, 6/1/2034	1,000,000	1,072,160
Prerefunded, 6.0%, 6/1/2039	2,000,000	2,144,320
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, Prerefunded, 6.5%, 11/15/2027	5,000,000	5,263,350
		8,479,830
Kansas 0.5%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	6,360,732
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,283,280
		7,644,012
Kentucky 2.1%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	16,492,200
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	3,635,000	3,814,351
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	7,963,426
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., Series A, 4.0%, 10/1/2035	6,000,000	5,829,360
		34,099,337
Louisiana 1.8%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project, Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,092,700
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	6,769,551
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,245,040
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 6.75%, 5/15/2041	2,500,000	3,027,025
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,268,350
Louisiana, State Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	1,000,000	1,057,890
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	1,961,414
		29,421,970
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,795,690
Maryland 0.9%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,279,024
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,679,780
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	6,776,875
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, 6.25%, 7/1/2031	2,500,000	2,811,400
		15,547,079
Massachusetts 2.2%
Massachusetts, State Development Finance Agency Revenue, Checon Corp., AMT, 0.65%**, 6/1/2025, LOC: Bank of America NA	2,025,000	2,025,000
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	430,598	2,153
Series A, 4.68%, 11/15/2021	3,390,000	3,319,522
Series A-2, 5.5%, 11/15/2046	86,572	78,910
Series A-1, 6.25%, 11/15/2039	1,621,881	1,645,009
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	675,000	731,363
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,626,402
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston College, Series M2, 5.5%, 6/1/2035	8,600,000	10,766,684
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, Prerefunded, 5.0%, 7/1/2028	1,500,000	1,590,735
Series E-1, Prerefunded, 5.125%, 7/1/2038	1,500,000	1,593,675
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,680,089
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	4,009,320
Massachusetts, State Water Resources Authority, Series A-3, 0.57%**, 8/1/2037, SPA: Wells Fargo Bank NA	300,000	300,000
		36,368,862
Michigan 3.8%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,280,175
7.125%, 11/15/2043	1,500,000	1,432,065
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,261,742
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,223,841
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,003,200
5.5%, 5/15/2036	1,000,000	1,002,500
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,920,700
Michigan, Great Lakes Water Authority, Water Supply Systems Revenue, Series D, 5.0%, 7/1/2036	6,000,000	6,399,780
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	1,994,101
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	972,817
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2041	1,835,000	1,950,367
Michigan, State Finance Authority Revenue, Trinity Health Corp.:
5.0%, 12/1/2031	10,910,000	12,256,076
5.0%, 12/1/2038	5,525,000	6,069,931
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, Prerefunded, 5.75%, 11/15/2039	6,315,000	7,055,623
Michigan, State Housing Development Authority, Multi-Family Housing Revenue, Berrien Woods III, Series A, AMT, 0.68%**, 7/1/2032, LOC: Citibank NA	1,105,000	1,105,000
Michigan, State Strategic Fund Limited Obligation Revenue, Holland Home, 5.0%, 11/15/2042	4,000,000	4,065,840
		63,993,758
Mississippi 1.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,533,615
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.56%**, 12/1/2030, GTY: Chevron Corp.	250,000	250,000
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,103,120
Series A, 5.5%, 9/1/2031	4,250,000	4,355,272
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,461,240
Series A, 6.5%, 9/1/2032	2,620,000	2,810,291
		19,513,538
Missouri 1.2%
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,001,380
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, 8.25%, 5/15/2039	1,000,000	1,114,020
Series A, 8.25%, 5/15/2045	2,850,000	3,168,231
Missouri, Lee's Summit Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Obligated Group, Series A, 5.0%, 8/15/2046	3,000,000	2,887,560
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	1,040,000	1,067,633
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	682,669
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,457,202
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	3,635,000	3,570,370
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,500,036
		20,449,101
Nebraska 0.6%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,591,980
Douglas County, NE, Hospital Authority No. 3, Health Facilities Revenue, State Methodist Health System, 5.0%, 11/1/2045	1,850,000	1,967,586
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,709,650
Scotts Bluff County, NE, Hospital Authority, Regional West Medical Center, Series A, 5.25%, 2/1/2037	4,000,000	4,175,960
		10,445,176
Nevada 0.1%
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	1,395,000	1,436,515
New Hampshire 1.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	6,138,181
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, Prerefunded, 6.125%, 10/1/2039	5,000,000	5,642,600
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	785,988
Series A, 6.875%, 7/1/2041	2,825,000	3,188,973
New Hampshire, State Health & Educational Facilities Authority Revenue, Elliot Hospital Obligation Group, 5.0%, 10/1/2038	3,835,000	4,029,396
		19,785,138
New Jersey 3.0%
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, Prerefunded, 6.625%, 7/1/2038	5,785,000	6,269,841
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	450,000	471,227
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,760,175
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, Prerefunded, 5.625%, 7/1/2032	3,500,000	4,083,345
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	1,947,000
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A-1, 5.0%, 6/15/2030	1,830,000	1,908,964
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	13,834,531
Series 1-A, 5.0%, 6/1/2029	15,965,000	14,794,765
Series 1A, 5.0%, 6/1/2041	5,000,000	4,270,250
		50,340,098
New Mexico 0.5%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	8,285,100
New York 7.5%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project, Series A, Prerefunded, 5.75%, 11/15/2022	1,500,000	1,569,735
Hudson, NY, Yards Infrastructure Corp. Revenue:
Series A, 5.25%, 2/15/2047	5,000,000	5,504,850
Series A, 5.75%, 2/15/2047	7,000,000	7,898,660
Nassau, NY, Health Care Corp. Revenue, 0.54%**, 8/1/2029, LOC: TD Bank NA	915,000	915,000
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	461,425
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bonds, Series B-1, 5.0%, 11/15/2036	10,000,000	11,243,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 5.0%, 12/1/2045	1,000,000	1,053,780
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, Prerefunded, 5.25%, 7/1/2024	600,000	615,288
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	2,103,580
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, AMT, 0.57%**, 6/1/2036, LOC: Scotiabank	750,000	750,000
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.54%**, 11/1/2047, LOC: Wells Fargo Bank NA	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 625 West 57th Street, Series 2015-A-2, 0.57%**, 5/1/2049, LOC: Bank of New York Mellon	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, Dock Street Rental LLC, Series A, 0.57%**, 11/1/2046, LOC: Wells Fargo Bank NA	1,500,000	1,500,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.56%**, 11/1/2036, LOC: Landesbank Hessen-Thuringen	1,850,000	1,850,000
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 5.0%, 11/15/2044	10,000,000	10,163,200
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligation, Junior Lien, Series A, 5.0%, 1/1/2051	2,250,000	2,412,832
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	1,555,000	1,580,315
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Series A, AMT, 5.0%, 7/1/2046	3,500,000	3,563,735
New York, State Transportation Development Corp., Special Facility Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,500,000	1,531,065
New York & New Jersey Port Authority, AMT, 5.0%, 10/1/2035	6,825,000	7,409,834
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,553,565
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 0.53%**, 2/15/2035, LIQ: Fannie Mae, LOC: Fannie Mae	1,800,000	1,800,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series BB-1A, 0.61%**, 6/15/2049, SPA: State Street Bank & Trust Co.	10,400,000	10,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series FF, 5.0%, 6/15/2039	7,500,000	8,341,875
Series EE, 5.0%, 6/15/2047	11,000,000	12,153,350
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series B-1, 5.0%, 8/1/2039	11,595,000	13,130,294
New York, NY, General Obligation:
Series H-2, 0.56%**, 3/1/2034, LOC: CA Public Employees Retirement System	500,000	500,000
Series A-1, 4.0%, 8/1/2036	4,415,000	4,510,850
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,072,238
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	335,000	357,405
Series A, AMT, 5.0%, 1/1/2036	1,050,000	1,115,310
		125,061,186
North Carolina 0.4%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,571,249
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	3,320,000	3,389,786
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, Southminster, Inc., 5.0%, 10/1/2037	2,200,000	2,268,684
		7,229,719
North Dakota 0.2%
Burleigh County, ND, Health Care Revenue, St. Alexius Medical Center Project, Series A, Prerefunded, 5.0%, 7/1/2035	1,200,000	1,363,752
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,122,440
		3,486,192
Ohio 0.9%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, /1/2030	1,000,000	1,083,360
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,453,834
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	380,000	392,597
5.0%, 1/1/2046	1,090,000	1,111,484
Prerefunded, 6.125%, 1/1/2031	1,785,000	2,038,684
Prerefunded, 6.625%, 1/1/2046	2,500,000	2,969,825
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	3,224,100
		14,273,884
Oklahoma 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	6,939,400
Pennsylvania 5.3%
Centre County, PA, Hospital Authority, Mount Nittany Medical Center, Series A, 5.0%, 11/15/2041	1,000,000	1,089,580
Crawford County, PA, Industrial Development Authority, Allegheny College Revenue, Series B, 0.58%**, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,552,014
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	1,011,880
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	900,000	977,049
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, Prerefunded, 5.375%, 8/15/2028	3,500,000	3,744,930
Series A, Prerefunded, 5.5%, 8/15/2035	6,500,000	6,968,520
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	3,125,000	3,357,688
Pennsylvania, Doylestown Hospital Authority Revenue, Series A, 5.0%, 7/1/2041, GTY: Doylestown Health Foundation	2,750,000	2,875,620
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: American Airlines, Inc.	985,000	1,119,620
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,603,080
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, AMT, 5.0%, 12/31/2038	4,785,000	4,935,536
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	1,115,000	1,122,125
Pennsylvania, State General Obligation, Series 2, 4.0%, 9/15/2034	10,000,000	9,911,500
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2041	4,355,000	4,624,008
Series C, 5.0%, 12/1/2043	7,000,000	7,628,950
Series C, 5.0%, 12/1/2044	1,615,000	1,755,780
Series A, Prerefunded, 6.5%, 12/1/2036	6,385,000	7,586,529
Pennsylvania, State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds, 5.0%, 6/1/2036	10,000,000	10,661,900
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,656,689
Philadelphia, PA, Gas Works Revenue:
Series 9, 5.25%, 8/1/2040	1,835,000	2,001,104
Series 9, Prerefunded, 5.25%, 8/1/2040	1,165,000	1,312,151
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	310,000	311,491
Series 14, 4.0%, 10/1/2037	255,000	254,990
		89,062,734
Puerto Rico 0.9%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	3,065,000	1,541,419
Series A, 5.5%, 8/1/2042	7,650,000	3,894,692
Series A, 5.75%, 8/1/2037	2,130,000	1,089,495
Series A, 6.0%, 8/1/2042	4,570,000	2,348,477
Series A, 6.375%, 8/1/2039	2,295,000	1,210,980
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, 6.75%, 8/1/2032	10,000,000	5,411,600
		15,496,663
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligaed Group, 5.0%, 5/15/2039	3,320,000	3,520,163
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	2,345,000	2,393,846
		5,914,009
South Carolina 3.2%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,079,460
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	4,375,000	4,443,163
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	8,205,000	8,917,276
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,782,371
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, AnMed Health Project, 5.0%, 2/1/2038	5,000,000	5,344,700
South Carolina, State Public Service Authority Revenue:
Series C, 5.0%, 12/1/2046	7,500,000	8,164,650
Series E, 5.25%, 12/1/2055	10,360,000	11,330,939
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	8,890,000	10,466,819
		53,529,378
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,108,450
Series B, 5.5%, 7/1/2035	5,000,000	5,232,500
		8,340,950
Tennessee 0.9%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.625%, 4/1/2038	810,000	845,972
Prerefunded, 5.625%, 4/1/2038	2,190,000	2,321,049
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	3,954,525
Tennessee, Energy Acquisition Corp., Gas Revenue, Series C, 5.0%, 2/1/2027, GTY: The Goldman Sachs Group, Inc.	6,435,000	7,098,127
		14,219,673
Texas 13.6%
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Funding Project, 5.0%, 7/15/2041	3,000,000	3,115,980
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, Prerefunded, 6.2%, 7/1/2045	6,000,000	6,939,900
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	4,119,600
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	9,274,680
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,310,040
Central Texas, Regional Mobility Authority Revenue, 5.0%, 1/1/2046	3,665,000	3,881,601
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	2,823,500
Zero Coupon, 1/1/2032	3,500,000	1,784,020
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	1,385,000	1,472,338
Series A, 5.0%, 1/1/2043	1,000,000	1,054,060
Prerefunded, 6.0%, 1/1/2041	5,455,000	6,337,183
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
5.0%, 1/1/2048 (a)	7,000,000	7,217,350
Series B, Prerefunded, 7.0%, 1/1/2043	3,000,000	3,796,830
Series B, Prerefunded, 7.0%, 1/1/2048	4,000,000	5,062,440
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	3,385,000	3,638,740
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,241,520
Judson, TX, Independent School District Building, 4.0%, 2/1/2041	4,325,000	4,364,530
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, Prerefunded, 7.25%, 8/15/2031	1,275,000	1,465,893
Series A, Prerefunded, 7.5%, 8/15/2041	1,785,000	2,064,031
Lewisville, TX, Combination Contract Revenue, 6.75%, 10/1/2032	13,030,000	13,417,512
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	11,485,760
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,285,660
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project, Series B, AMT, 144A, 5.75%, 10/1/2031	750,000	783,135
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	4,285,000	4,727,769
Series A, 5.0%, 1/1/2039	11,770,000	12,998,553
Series B, 5.0%, 1/1/2045	3,335,000	3,652,592
First Tier, Series A, 5.625%, 1/1/2033	125,000	129,843
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	875,000	916,939
First Tier, 6.0%, 1/1/2043	5,000,000	5,667,300
First Tier, Series A, 6.25%, 1/1/2039	1,785,000	1,930,817
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	1,715,000	1,960,485
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,018,560
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,596,294
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	800,000
Series A, 8.25%, 11/15/2044	3,430,000	2,744,000
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	2,982,645
Series A, 5.25%, 11/1/2038	15,000,000	16,564,950
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	8,133,662
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	16,875,000	19,609,931
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project, 4.0%, 11/1/2036	1,475,000	1,309,048
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	10,000,000	11,164,400
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue, 5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	1,670,000	1,745,133
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,616,803
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	8,235,000	8,987,185
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, Prerefunded, 5.5%, 9/1/2029	1,000,000	1,108,210
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	300,000	338,838
Prerefunded, 7.0%, 11/1/2030	1,230,000	1,449,998
Prerefunded, 7.125%, 11/1/2040	3,580,000	4,237,037
		227,327,295
Virginia 1.6%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2042	1,635,000	1,733,999
King George County, VA, Industrial Development Authority, Exempt Facility Revenue, Birchwood Power Partner LP, AMT, 0.61%**, 3/1/2027, LOC: Mizuho Bank Ltd.	4,600,000	4,600,000
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge, 5.0%, 1/1/2046 (a)	1,530,000	1,462,236
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	600,000	648,678
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, First Tier General Resolution Revenue, 5.0%, 7/1/2051	5,000,000	5,329,000
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	1,006,196
Series B, 5.625%, 9/1/2041	5,332,000	4,147,283
Virginia, Marquis Community Development Authority Revenue, Convertible Cabs, Step-up Coupon, 0% to 9/1/2021, 7.5% to 9/1/2045	1,640,000	1,058,768
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,215,540
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	2,600,338
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	1,640,000	1,844,574
		26,646,612
Washington 2.6%
King County, WA, Water Sewer Revenue, Series B, 4.0%, 7/1/2041	10,000,000	10,047,200
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	3,239,902
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,072,880
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: AGC	2,970,000	3,022,005
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	16,000,000	16,417,760
Washington, State Housing Finance Commission, Presbyterian Retirement Communities Northwest Project, Series A, 144A, 5.0%, 1/1/2046	2,500,000	2,336,650
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	6,000,000	6,839,220
		43,975,617
West Virginia 0.8%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,287,715
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,254,800
6.5%, 10/1/2038	3,000,000	3,102,780
		13,645,295
Wisconsin 1.1%
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,556,770
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Charter Educational Foundation Project, Series A, 5.0%, 6/15/2046	3,530,000	2,988,498
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	8,801,539
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc.:
Series B, 5.0%, 9/15/2045	1,000,000	1,029,800
Series A, Prerefunded, 7.625%, 9/15/2039	1,000,000	1,166,310
		17,542,917
Other Territories 0.0%
Non-Profit Preferred Funding Trust I, Series A1, 144A, 4.22%, 9/15/2037	466,949	474,990
Total Municipal Bonds and Notes (Cost $1,532,743,366)		1,596,287,259

Other Municipal Related 0.0%
Texas 0.0%
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 5/1/2033* (Cost $0)	7,000,000	0

Underlying Municipal Bonds of Inverse Floaters (b) 6.1%
Hawaii 0.6%
Hawaii, State General Obligation, Series 2015-DK, Prerefunded, 5.0%, 5/1/2027 (c)	8,340,000	8,798,450
Hawaii, State General Obligation, Series DK, Prerefunded, 5.0%, 5/1/2027 (c)	1,465,000	1,545,531
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (c)	195,000	205,719
Trust: Hawaii, State General Obligation, Series 2867, 144A, 16.55%, 11/1/2017, Leverage Factor at purchase date: 4 to 1
		10,549,700
Louisiana 0.7%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (c)	3,026,513	3,311,940
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (c)	3,304,152	3,615,762
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (c)	3,666,834	4,012,647
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 2016-XM0289, 144A, 8.768%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
		10,940,349
Massachusetts 1.9%
Massachusetts, State School Building Authority, Sales Tax Revenue, Series C, 5.0%, 8/15/2037 (c)	15,000,000	16,843,200
Trust: Massachusetts, State School Building Authority, Series 2016-XM0239, 144A, 16.34%, 8/15/2037, Leverage Factor at purchase date: 4 to 1
Massachusetts, State General Obligation, Series E, 4.0%, 4/1/2038 (c)	15,000,000	15,169,200
Trust: Massachusetts, State General Obligation, Series 2016-XM0334, 144A, 12.34%, 4/1/2023, Leverage Factor at purchase date: 4 to 1
		32,012,400
Michigan 0.7%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 5.0%, 4/15/2034 (c)	10,000,000	11,031,068
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 12.226%, 10/15/2023, Leverage Factor at purchase date: 3 to 1
New York 1.2%
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (c)	4,000,000	4,222,079
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (c)	3,000,000	3,166,560
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (c)	3,000,000	3,166,559
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 15.15%, 6/15/2017, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (c)	3,185,000	3,304,272
New York City, NY, Transitional Finance Authority Revenue, Series C-1, Prerefunded, 5.0%, 11/1/2027 (c)	6,815,000	7,070,208
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 10.64%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1
		20,929,678
Washington 1.0%
Washington, State General Obligation, Series A-1, 5.0%, 8/1/2037 (c)	15,000,000	16,716,750
Trust: State General Obligation, Series XM0127, 144A, 16.34%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $103,531,741)		102,179,945

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,636,275,107)†	101.8	1,698,467,204
Floating Rate Notes (b)	(3.9)	(66,167,499)
Other Assets and Liabilities, Net	2.1	35,500,321
Net Assets	100.0	1,667,800,026

The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond*	6.05%	7/1/2031	16,835,270	11,882,192	655,734

* Non-income producing security.

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2016.

† The cost for federal income tax purposes was $1,564,362,001. At November 30, 2016, net unrealized appreciation for all securities based on tax cost was $67,937,704. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $123,471,111 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $55,533,407.

(a) When-issued security.

(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represent leverage to the Fund and is the amount owed to the floating rate note holders.

(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities, which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (d)	$ —	$ 1,698,467,204	$ 0	$ 1,698,467,204
Total	$ —	$ 1,698,467,204	$ 0	$ 1,698,467,204

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of November 30, 2016 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $1,636,275,107)	$ 1,698,467,204
Cash	2,856,584
Receivable for investments sold	8,519,005
Receivable for Fund shares sold	32,389,954
Interest receivable	23,390,818
Other assets	73,999
Total assets	1,765,697,564
Liabilities
Payable for investments purchased	6,620,132
Payable for investments purchased — when-issued/delayed delivery securities	13,444,224
Payable for Fund shares redeemed	8,846,698
Payable for floating rate notes issued	66,167,499
Distributions payable	1,118,404
Accrued management fee	465,069
Accrued Trustees' fees	31,193
Other accrued expenses and payables	1,204,319
Total liabilities	97,897,538
Net assets, at value	$ 1,667,800,026
Net Assets Consist of
Undistributed net investment income	3,826,928
Net unrealized appreciation (depreciation) on investments	62,192,097
Accumulated net realized gain (loss)	(126,868,646)
Paid-in capital	1,728,649,647
Net assets, at value	$ 1,667,800,026

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2016 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($327,649,853 ÷ 27,398,805 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.96
Maximum offering price per share (100 ÷ 97.25 of $11.96)	$ 12.30

Class C

Net Asset Value offering and redemption price (subject to contingent deferred sales charge) per share ($121,622,515 ÷ 10,164,149 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 11.97
Class S Net Asset Value offering and redemption price per share ($1,038,672,539 ÷ 86,777,626 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.97
Institutional Class Net Asset Value offering and redemption price per share ($179,855,119 ÷ 15,021,610 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.97

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended November 30, 2016 (Unaudited)
Investment Income
Income: Interest	$ 41,348,122
Expenses: Management fee	3,742,484
Administration fee	835,147
Services to shareholders	982,453
Distribution and service fees	1,115,400
Custodian fee	5,811
Professional fees	100,115
Reports to shareholders	48,873
Registration fees	41,100
Trustees' fees and expenses	32,883
Interest expense and fees on floating rate notes issued	495,640
Other	39,897
Total expenses before expense reductions	7,439,803
Expense reductions	(637,586)
Total expenses after expense reductions	6,802,217
Net investment income	34,545,905
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(4,756,701)
Change in net unrealized appreciation (depreciation) on investments	(83,685,653)
Net gain (loss)	(88,442,354)
Net increase (decrease) in net assets resulting from operations	$ (53,896,449)

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows

for the six months ended November 30, 2016 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ (53,896,449)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: Purchases of long-term investments	(565,757,064)
Net amortization of premium/(accretion of discount)	1,428,205
Proceeds from sales and maturities of long-term investments	443,906,303
(Increase) decrease in interest receivable	(753,453)
(Increase) decrease in other assets	(26,831)
(Increase) decrease in receivable for investments sold	(8,519,005)
(Increase) decrease in payable for investments purchased	5,619,819
Increase (decrease) in payable for investments purchased — when-issued securities	(21,443,774)
Increase (decrease) in other accrued expenses and payables	(153,094)
Change in unrealized (appreciation) depreciation on investments	83,685,653
Net realized (gain) loss from investments	4,756,701
Cash provided by (used in) operating activities	(111,152,989)
Cash Flows from Financing Activities
Proceeds from shares sold	395,250,039
Payments for shares redeemed	(249,695,489)
Distributions paid (net of reinvestment of distributions)	(3,954,723)
Increase (decrease) in payable for floating rate notes issued	(29,592,130)
Cash provided by (used in) financing activities	112,007,697
Increase (decrease) in cash	854,708
Cash at beginning of period	2,001,876
Cash at end of period	$ 2,856,584
Supplemental Disclosure of Non-Cash Activities
Reinvestment of distributions	$ 29,590,090
Interest expense and fees on floating rate notes issued	$ (495,640)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016

Operations: Net investment income	$ 34,545,905	$ 70,048,235
Net realized gain (loss)	(4,756,701)	20,385,005
Change in net unrealized appreciation (depreciation)	(83,685,653)	1,229,038
Net increase (decrease) in net assets resulting from operations	(53,896,449)	91,662,278
Distributions to shareholders from: Net investment income: Class A	(6,919,817)	(16,036,470)
Class B	—	(13,570)*
Class C	(2,122,365)	(5,154,327)
Class S	(20,419,730)	(37,933,145)
Institutional Class	(3,954,939)	(9,443,121)
Net realized gains: Class A	—	(204,668)
Class B	—	(146)*
Class C	—	(79,382)
Class S	—	(453,899)
Institutional Class	—	(102,412)
Total distributions	(33,416,851)	(69,421,140)
Fund share transactions: Proceeds from shares sold	421,893,736	352,035,642
Reinvestment of distributions	29,590,090	60,571,116
Payments for shares redeemed	(257,579,984)	(520,235,067)
Net increase (decrease) in net assets from Fund share transactions	193,903,842	(107,628,309)
Increase (decrease) in net assets	106,590,542	(85,387,171)
Net assets at beginning of year	1,561,209,484	1,646,596,655
Net assets at end of year (including undistributed net investment income of $3,826,928 and $2,697,874, respectively)	$ 1,667,800,026	$ 1,561,209,484

* For the period from June 1, 2015 to February 10, 2016 (see Note A).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 11/30/16 (Unaudited)	Years Ended May 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 12.59	$ 12.39	$ 12.49	$ 12.95	$ 12.78	$ 11.78
Income from investment operations: Net investment income	.25	.56	.56	.60	.55	.59
Net realized and unrealized gain (loss)	(.63)	.20	(.11)	(.47)	.16	1.00
Total from investment operations	(.38)	.76	.45	.13	.71	1.59
Less distributions from: Net investment income	(.25)	(.55)	(.55)	(.59)	(.54)	(.59)
Net realized gains	—	(.01)	—	—	—	(.00)***
Total distributions	(.25)	(.56)	(.55)	(.59)	(.54)	(.59)
Net asset value, end of period	$ 11.96	$ 12.59	$ 12.39	$ 12.49	$ 12.95	$ 12.78
Total Return (%)[a,b]	(3.13)**	6.27	3.65	1.27	5.57	13.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	328	361	378	447	618	569
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.97*	.97	1.00	1.05	1.03	1.03
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.93*	.91	.93	.95	.97	.99
Ratio of expenses after expense reductions (excluding interest expense) (%)	.87*	.87	.87	.88	.91	.92
Ratio of net investment income (%)	4.02*	4.54	4.51	4.94	4.18	4.92
Portfolio turnover rate (%)	26**	36	29	24	21	29

[a] Total return does not reflect the effect of any sales charges.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C	Six Months Ended 11/30/16 (Unaudited)	Years Ended May 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 12.59	$ 12.40	$ 12.50	$ 12.96	$ 12.79	$ 11.79
Income from investment operations: Net investment income	.21	.47	.47	.51	.45	.50
Net realized and unrealized gain (loss)	(.63)	.19	(.12)	(.47)	.16	1.00
Total from investment operations	(.42)	.66	.35	.04	.61	1.50
Less distributions from: Net investment income	(.20)	(.46)	(.45)	(.50)	(.44)	(.50)
Net realized gains	—	(.01)	—	—	—	(.00)***
Total distributions	(.20)	(.47)	(.45)	(.50)	(.44)	(.50)
Net asset value, end of period	$ 11.97	$ 12.59	$ 12.40	$ 12.50	$ 12.96	$ 12.79
Total Return (%)[a,b]	(3.42)**	5.40	2.88	.52	4.78	13.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	122	138	144	148	202	188
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.74*	1.73	1.76	1.80	1.78	1.77
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.68*	1.66	1.68	1.70	1.72	1.74
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.62*	1.62	1.62	1.63	1.66	1.67
Ratio of net investment income (%)	3.27*	3.79	3.76	4.19	3.43	4.16
Portfolio turnover rate (%)	26**	36	29	24	21	29

[a] Total return does not reflect the effect of any sales charges.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S	Six Months Ended 11/30/16 (Unaudited)	Years Ended May 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 12.60	$ 12.40	$ 12.50	$ 12.96	$ 12.79	$ 11.79
Income from investment operations: Net investment income	.27	.59	.59	.63	.58	.62
Net realized and unrealized gain (loss)	(.64)	.20	(.11)	(.47)	.16	1.00
Total from investment operations	(.37)	.79	.48	.16	.74	1.62
Less distributions from: Net investment income	(.26)	(.58)	(.58)	(.62)	(.57)	(.62)
Net realized gains	—	(.01)	—	—	—	(.00)***
Total distributions	(.26)	(.59)	(.58)	(.62)	(.57)	(.62)
Net asset value, end of period	$ 11.97	$ 12.60	$ 12.40	$ 12.50	$ 12.96	$ 12.79
Total Return (%)[a]	(3.00)**	6.54	3.91	1.53	5.83	14.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,039	873	824	884	1,128	1,023
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.79*	.78	.83	.92	.89	.90
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.68*	.66	.68	.70	.72	.74
Ratio of expenses after expense reductions (excluding interest expense) (%)	.62*	.62	.62	.63	.66	.67
Ratio of net investment income (%)	4.27*	4.79	4.76	5.20	4.43	5.17
Portfolio turnover rate (%)	26**	36	29	24	21	29

[a] Total return would have been lower had certain expenses not been reduced.

[b] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class	Six Months Ended 11/30/16 (Unaudited)	Years Ended May 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 12.60	$ 12.40	$ 12.50	$ 12.97	$ 12.79	$ 11.79
Income from investment operations: Net investment income	.27	.59	.59	.63	.58	.63
Net realized and unrealized gain (loss)	(.64)	.20	(.11)	(.48)	.17	1.00
Total from investment operations	(.37)	.79	.48	.15	.75	1.63
Less distributions from: Net investment income	(.26)	(.58)	(.58)	(.62)	(.57)	(.63)
Net realized gains	—	(.01)	—	—	—	(.00)***
Total distributions	(.26)	(.59)	(.58)	(.62)	(.57)	(.63)
Net asset value, end of period	$ 11.97	$ 12.60	$ 12.40	$ 12.50	$ 12.97	$ 12.79
Total Return (%)[a]	(2.99)**	6.51	3.91	1.45	5.93	14.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	180	189	298	315	301	220
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.68*	.75	.75	.81	.79	.79
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.66*	.66	.68	.70	.71	.74
Ratio of expenses after expense reductions (excluding interest expense) (%)	.60*	.62	.62	.63	.65	.67
Ratio of net investment income (%)	4.29*	4.80	4.76	5.20	4.44	5.16
Portfolio turnover rate (%)	26**	36	29	24	21	29

[a] Total return would have been lower had certain expenses not been reduced.

[b] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Strategic High Yield Tax-Free Fund (the "Fund") is a diversified series of Deutsche Municipal Trust (the "Series"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Offer Bond trust (the "TOB Trust"). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in "Interest expense" in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2016 was approximately $81,854,000, with a weighted average interest rate of 1.21%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Volcker Rule") preclude banking entities from sponsoring and/or providing services to TOB Trusts. In response to these rules, investment market participants have developed and are developing new TOB Trust structures that are designed to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule. The Fund currently participates in a number of pre-2014 TOB Trusts (each, a "Legacy TOB Trust") that will need to be restructured to conform to Volcker Rule requirements by the applicable compliance date, currently expected to be July 17, 2017, or unwound. Any new TOB Trust structures must currently comply with the Volcker Rule. Accordingly, to the extent the Fund wishes to restructure a Legacy TOB Trust or create a new TOB Trust, it must do so in a Volcker-compliant manner. A Volcker-compliant TOB Trust structure is substantially similar to traditional TOB Trust structures. The ultimate impact of the new rules on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely in adverse market scenarios, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the Fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At May 31, 2016, the Fund had net tax basis capital loss carryforwards of approximately $128,449,000, including $26,412,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2017 ($3,436,000), May 31, 2018 ($19,508,000) and May 31, 2019 ($3,468,000), the respective expiration dates, whichever occurs first; and approximately $102,037,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($69,585,000) and long-term losses ($32,452,000).

The Fund has reviewed the tax positions for the open tax years as of May 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floaters transactions, certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at November 30, 2016.

B. Purchases and Sales of Securities

During the six months ended November 30, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $565,757,064 and $443,906,303, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Prior to October 1, 2016, under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $300 million of the Fund's average daily net assets	.515%
Next $200 million of such net assets	.465%
Next $500 million of such net assets	.440%
Next $1 billion of such net assets	.420%
Over $2 billion of such net assets	.400%

Effective October 1, 2016, under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $300 million of the Fund's average daily net assets	.515%
Next $200 million of such net assets	.465%
Next $500 million of such net assets	.440%
Next $500 million of such net assets	.420%
Next $500 million of such net assets	.410%
Over $2 billion of such net assets	.400%

Accordingly, for the six months ended November 30, 2016, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.45% of the Fund's average daily net assets.

For the period from June 1, 2016 through September 30, 2016, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.87%
Class C	1.62%
Class S	.62%
Institutional Class	.62%

Effective October 1, 2016 through September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.88%
Class C	1.63%
Class S	.63%
Institutional Class	.63%

For the six months ended November 30, 2016, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 72,845
Class C	37,483
Class S	510,729
Institutional Class	16,529
$ 637,586

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2016, the Administration Fee was $835,147, of which $138,026 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2016
Class A	$ 9,195	$ 5,227
Class C	2,859	1,803
Class S	47,286	25,888
Institutional Class	2,335	1,321
	$ 61,675	$ 34,239

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2016, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2016
Class C	$ 507,391	$ 77,824

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2016, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2016	Annualized Rate
Class A	$ 439,008	$ 220,852.25%
Class C	169,001	82,737.25%
	$ 608,009	$ 303,589

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2016 aggregated $13,239.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2016, the CDSC for Class C shares aggregated $4,638. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2016, DDI received $3,550 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $11,094, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended November 30, 2016, the Fund engaged in securities purchases of $144,227,000 and securities sales of $103,002,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2016.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2016		Year Ended May 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,837,985	$ 23,048,297	3,657,933	$ 45,347,761
Class B	—	—	3*	37*
Class C	393,683	4,975,682	1,132,728	14,055,512
Class S	30,734,723	383,513,484	15,645,737	194,795,022
Institutional Class	822,110	10,356,273	7,925,912	97,837,310
		$ 421,893,736		$ 352,035,642
Shares issued to shareholders in reinvestment of distributions
Class A	498,005	$ 6,262,519	1,170,071	$ 14,495,074
Class B	—	—	991*	12,209*
Class C	133,673	1,682,308	326,286	4,043,935
Class S	1,406,902	17,690,324	2,619,769	32,484,030
Institutional Class	314,740	3,954,939	769,321	9,535,868
		$ 29,590,090		$ 60,571,116
Shares redeemed
Class A	(3,640,214)	$ (45,624,667)	(6,659,391)	$ (82,343,541)
Class B	—	—	(92,736)*	(1,141,917)*
Class C	(1,323,288)	(16,623,665)	(2,153,347)	(26,702,865)
Class S	(14,698,983)	(181,837,787)	(15,399,994)	(190,700,564)
Institutional Class	(1,074,580)	(13,493,865)	(17,790,179)	(219,346,180)
		$ (257,579,984)		$ (520,235,067)
Net increase (decrease)
Class A	(1,304,224)	$ (16,313,851)	(1,831,387)	$ (22,500,706)
Class B	—	—	(91,742)*	(1,129,671)*
Class C	(795,932)	(9,965,675)	(694,333)	(8,603,418)
Class S	17,442,642	219,366,021	2,865,512	36,578,488
Institutional Class	62,270	817,347	(9,094,946)	(111,973,002)
		$ 193,903,842		$ (107,628,309)

* For the period from June 1, 2015 to February 10, 2016 (see Note A).

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2016 to November 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2016 (Unaudited)
Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/16	$ 968.70	$ 965.80	$ 970.00	$ 970.10
Expenses Paid per $1,000*	$ 4.59	$ 8.28	$ 3.36	$ 3.26
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/16	$ 1,020.41	$ 1,016.65	$ 1,021.66	$ 1,021.76
Expenses Paid per $1,000*	$ 4.71	$ 8.49	$ 3.45	$ 3.35

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche Strategic High Yield Tax-Free Fund†	.93%	1.68%	.68%	.66%

† Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.06% for each class.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Strategic High Yield Tax-Free Fund’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period, has underperformed its benchmark in the three-year period and has equaled its benchmark in the one-year period ended December 31, 2015. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board considered DIMA’s statements that the Fund had a lower risk profile than many of its peer funds. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board noted that, in connection with the 2014 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee rate by 0.05% and make corresponding adjustments to each management fee breakpoint. The Board further noted that, in connection with the 2016 contract renewal process, DIMA agreed to implement a new management fee breakpoint. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	NOTAX	NOTCX	SHYTX	NOTIX
CUSIP Number	25158T 103	25158T 301	25158T 400	25158T 509
Fund Number	152	352	2008	512

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by US mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic High Yield Tax-Free Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	1/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	1/27/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	1/27/2017